Derivative Liabilities - Schedule of Convertible Note Derivatives (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities as of December 31, 2019	$ 458,745
Initial derivative liabilities at new note issuance	895,204
Initial loss	(36,607)
Conversion	(907,550)
Mark to market changes	107,574
Derivative liabilities as of December 31, 2020	$ 517,366